UNAUDITED QUARTERLY FINANCIAL DATA	12 Months Ended
Mar. 31, 2011
Quarterly Financial Information [Text Block]
NOTE 26 – UNAUDITED QUARTERLY FINANCIAL DATA

The information for the quarter ending December 31, 2009 has been restated as stated in Note 3 – Restatement of Previously Issued Financial Statements.

The restated Statement of Operations for the quarter ending 31 December 2009 is presented below:

INDIA GLOBALIZATION CAPITAL, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF OPERATIONS

	3 months ended 31 Dec 2009 – As reported in 10Q	As restated	9 months ended 31 Dec 2009 – As reported in 10Q	As restated

Revenues	$5,909,024	$5,909,024	$13,994,503	$13,994,503
Cost of revenues	(5,326,393)	(5,326,393)	(11,829,440)	(11,829,440)
Selling, general and administrative expenses	(3,049,603)	(3,049,603)	(4,446,137)	(4,446,137)
Depreciation	(101,991)	(101,991)	(519,812)	(519,812)
Operating income (loss)	$(2,568,963)	$(2,568,963)	$(2,800,886)	$(2,800,886)
Compensation expenses	(123,139)	(123,139)	(123,139)	(123,139)
Interest expense	(252,619)	(252,619)	(1,019,687)	(1,019,687)
Amortization of debt discount	(178,218)	(178,218)	(178,218)	(178,218)
Interest income	37,314	37,314	139,641	139,641
Equity in (gain)/loss of affiliates	16,446	16,446	16,446	16,446
Other income, net	3,570	3,570	6,836	6,836
Income before income taxes and minority interest attributable to non-controlling interest	$(3,065,609)	$(3,065,609)	$(3,959,007)	$(3,959,007)
Income taxes benefit/ (expense)	103,281	103,281	(54,486)	(54,486)
Extraordinary items
Loss on dilution of stake in Sricon	(3,205,616)	(3,205,616)	(3,205,616)	(3,205,616)
Net income/(loss)	$(6,167,944)	$(6,167,944)	$(7,219,109)	$(7,219,109)
Non-controlling interests in earnings of subsidiaries	(7,574)	(7,574)	(72,599)	(72,599)
Net income / (loss) attributable to common stockholders	$(6,175,518)	$(6,175,518)	$(7,291,708)	$(7,291,708)
Weighted-average number of shares outstanding:
Basic	12,898,291	12,898,291	12,898,291	12,898,291
Diluted	13,559,184	12,898,291	13,559,184	12,898,291
Net Income per share
Basic	$(0.48)	$(0.48)	$(0.56)	$(0.56)
Diluted	$(0.45)	$(0.48)	$(0.54)	$(0.56)

* The effect of restatement on the diluted EPS has been shown in Italics in the table above.

INDIA GLOBALIZATION CAPITAL, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF CASH FLOWS

	Nine months ended December 31,
	2009 (as originally filed)	Adjustments	2009 (as restated)
Cash flows from operating activities:
Net income (loss)	$(7,219,109)	-	$(7,219,109)
Adjustment to reconcile net income (loss) to net cash:
Deferred taxes	(68,699)	28,637	(40,062)
Depreciation	519,812	-	519,812
Amortization of debt discount	178,219	-	178,219
Interest expense (including non-cash)	375,758	767,068	1,142,826
Loss on extinguishment of debt	586,785	-	586,785
Loss on dilution of stake in Sricon	3,205,616	-	3,205,616
Deferred acquisition cost written off	1,854,750	-	1,854,750
Equity in earnings of affiliates	(16,446)	-	(16,446)
Changes in:		-
Accounts receivable	(5,364,846)	1,465,666	(3,899,180)
Inventories	(389,904)	17,702	(372,202)
Prepaid expenses and other current assets	(168,549)	248,765	80,216
Trade payables	3,621,690	(4,020)	3,617,670
Other current liabilities	96,813	(1,102,799)	(1,005,986)
Other non-current liabilities	(49,901)	(111,169)	(161,070)
Non-current assets	74,242	(20,244)	53,998
Net cash used in operating activities	$(2,763,769)	1,289,606	$(1,474,163)

Cash flow from investing activities:
Purchase of property and equipment	(123,450)	(65,365)	(188,815)
Investment in non-current investments (joint ventures etc.)	(600,024)	-	(600,024)
Restricted cash	(261,232)	(15,069)	(276,301)
Net cash movement relating to de-consolidation of subsidiary	-	(102,045)	(102,045)
Net cash provided/(used) in investing activities	$(984,706)	(182,479)	$(1,167,185)

Cash flows from financing activities:
Proceeds from/ (repayment of) in other short-term borrowings	148,091	(687,956)	(539,865)
Proceeds from/ (repayment of) from long-term borrowings	(141,873)	(285,600)	(427,473)
Issuance of equity shares	1,777,939	-	1,777,939
Proceeds from notes payable	2,000,000	-	2,000,000
Interest paid	(72,710)	(287,883)	(360,593)
Net cash provided/(used) by financing activities	$3,711,447	(1,261,439)	$2,450,008
Effects of exchange rate changes on cash and cash equivalents	(12,632)	154,312	141,680
Net increase/(decrease) in cash and cash equivalents	(49,390)	-	(49,660)
Cash and cash equivalent at the beginning of the period	2,129,365	-	2,129,635
Cash and cash equivalent at the end of the period	$2,079,705	-	$2,079,705